SEGMENTED INFORMATION - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 12,829,000,000	$ 16,924,000,000	$ 29,415,000,000	$ 32,132,000,000
Interest expense	1,715,000,000	1,833,000,000	3,567,000,000	3,449,000,000
Funds From Operations From Equity Accounted Investments	622,000,000	624,000,000	1,348,000,000	1,219,000,000
Realized disposition gains in fair value changes or equity	469,000,000	7,000,000	562,000,000	239,000,000
Realized disposition gains related to prior periods	5,000,000	(11,000,000)	38,000,000	58,000,000
Realized disposition gains recorded directly in equity	$ 479,000,000	0	$ 534,000,000	163,000,000
Number of operating business groups	5		5
Number of reportable segments	7		7
Realized Disposition Gain (Loss), in Fair Value Changes	$ (5,000,000)	18,000,000	$ (10,000,000)	18,000,000
Asset management
Disclosure of operating segments [line items]
Revenue	55,000,000	61,000,000	116,000,000	107,000,000
Funds From Operations From Equity Accounted Investments	67,000,000	0	119,000,000	0
Private Equity
Disclosure of operating segments [line items]
Revenue	7,247,000,000	10,738,000,000	17,339,000,000	19,882,000,000
Funds From Operations From Equity Accounted Investments	80,000,000	85,000,000	196,000,000	152,000,000
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	828,000,000	654,000,000	1,698,000,000	1,235,000,000
Intersegment interest income and other revenues	4,000,000	3,000,000	1,000,000	20,000,000
Interest expense	0	11,000,000	0	27,000,000
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	688,000,000	549,000,000	1,433,000,000	1,022,000,000
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	144,000,000	107,000,000	265,000,000	201,000,000
Revenue from construction contracts	$ 144,000,000	$ 102,000,000	$ 264,000,000	$ 193,000,000